OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)
Advances to staff for business use	¥ 1,249		¥ 1,594
Deposits for rental	3		3
Others	74		92
Other Assets, Current	¥ 1,326	$ 200	¥ 1,689